Condensed Consolidated Statements of Income and Comprehensive Income (Parenthetical) - USD ($) $ in Thousands		3 Months Ended		6 Months Ended
		Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Interest expense	[1]	$ 426	$ 436	$ 835	$ 898
Cost of Sales
Royalty expense		622	698	1,241	1,450
Related Party
Interest expense		411	436	843	881
Related Party | Cost of Sales
Royalty expense		622	698	1,241	1,450
Related Party | General and administrative expense
Rental and general and administrative expenses		$ 1,517	$ 345	$ 2,976	$ 759

[1]	Includes related party interest expense of $411 and $436 for the three months ended June 30, 2024 and 2023, respectively, and $843 and $881 for the six months ended June 30, 2024 and 2023, respectively (see Note 12).